Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 04, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Mar. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 23, 2020	Dec. 31, 2019	Aug. 27, 2019	May 28, 2019
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,025		$ 9,331		$ 8,810	$ 9,524
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,286		9,667		9,205	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 26,528		24,603		23,185	25,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,815		10,387		10,019		$ 10,694	$ 10,582		$ 9,810		$ 9,524
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,723		10,385		10,090		10,849	10,812		10,109	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 28,791		27,583		26,531		28,256	27,898		25,799		25,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,246		12,205		10,587		11,629	9,652	$ 9,524
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,480		12,539		10,953		12,123	10,139	10,000
Institutional Class
Account Value [Line Items]
Account Value	32,491		32,340		27,978		30,633	25,368	25,000
Institutional Class
Account Value [Line Items]
Account Value	$ 26,941		25,449	$ 25,000
Kensington Hedged Premium Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kensington Hedged Premium Income ETF NAV
Account Value	$ 10,387	$ 10,000
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P500/50% Bloomberg Capital Aggregate Bond
Account Value	$ 11,730		10,413		9,009	10,000
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P500/50% Bloomberg Capital Aggregate Bond
Account Value	$ 11,730		10,413		9,009	10,000
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P500/50% Bloomberg Capital Aggregate Bond
Account Value	$ 29,325		26,032		22,523	$ 25,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,271		10,145		9,613		11,051	11,224		10,440		10,000
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Total Return Index
Account Value	$ 12,893		11,916		10,502		11,829	11,227		10,575		10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,806		9,685		9,177		10,550	10,715		9,967	10,000
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Total Return Index
Account Value	$ 12,591		11,637		10,256		11,552	10,964		10,327	$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 25,679		25,362		24,033		27,627	28,060		26,101		25,000
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Total Return Index
Account Value	$ 32,232		29,789		26,256		29,573	28,068		$ 26,437		$ 25,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,094		14,473		11,461		13,995	10,874	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,094		14,473		11,461		13,995	10,874	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 45,236		36,183		$ 28,651		$ 34,988	$ 27,185	$ 25,000
Morningstar Global 60/40 NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global 60/40 NR
Account Value	$ 29,816		$ 27,417	$ 25,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,701	$ 10,000